PROPERTY AND EQUIPMENT - Componants of property and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,585,463	$ 4,360,349	$ 3,375,068
Less accumulated depreciation	(3,722,804)	(3,255,908)	(2,415,166)
Property and equipment, net	$ 862,659	$ 1,104,441	959,902
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	3 years	3 years
Property and equipment, gross	$ 4,142,254	$ 3,927,491	2,952,868
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	4 years 7 months 6 days	4 years 7 months 6 days
Property and equipment, gross	$ 158,732	$ 148,381	237,629
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	6 years 8 months 12 days	6 years 8 months 12 days
Property and equipment, gross	$ 189,857	$ 189,857	89,951
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	5 years 4 months 24 days	5 years 4 months 24 days
Property and equipment, gross	$ 94,620	$ 94,620	$ 94,620